Prepayments and Other Assets, Net - Schedule of Movement in the Allowance for Expected Credit Losses of Security Deposits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement in the Allowance for Credit Losses of Security Deposits [Abstract]
Balance at the beginning of the year	¥ 32,664	¥ 32,035
Provision of allowance for credit losses	1,452	500
Receivables written off for the year	180	500
Balance at the end of the year	¥ 33,936	¥ 32,035